Consolidated Statements of Comprehensive Income (Loss) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Statement Of Other Comprehensive Income Loss [Abstract]
Net income	$ 2,241,048	$ 2,537,760	$ 2,454,145
Investment securities available for sale
Unrealized holding gains (losses) arising during the period	(8,995,586)	926,577	4,302,034
Income tax effect	3,385,039	(348,670)	(1,618,855)
Reclassification of gains recognized in earnings	(379,997)	(1,090,703)	(730,897)
Income tax effect	142,993	410,441	275,036
Total other comprehensive income (loss)	(5,847,551)	(102,355)	2,227,318
Comprehensive income (loss)	$ (3,606,503)	$ 2,435,405	$ 4,681,463